UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues		$ 5,138	$ 4,256	$ 10,325	$ 8,474
Direct operating costs		(3,875)	(3,280)	(7,788)	(6,509)
General and administrative expenses		(92)	(109)	(189)	(212)
Profit (loss) from operating activities		1,171	867	2,348	1,753
Interest expense		(826)	(567)	(1,620)	(1,135)
Share of earnings from investments in associates and joint ventures		95	273	136	376
Mark-to-market (losses) gains		(42)	87	(38)	(7)
Other (expenses) income		(133)	295	265	200
Income before income tax		265	955	1,091	1,187
Income tax (expense) recovery
Current		(132)	(144)	(294)	(276)
Deferred		51	(38)	201	5
Net (loss) income		184	773	998	916
Attributable to:
Limited partners		(38)	186	18	161
General partner		73	67	147	132
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		(16)	77	7	66
BIPC exchangeable shares		(11)	45	5	39
Exchangeable units	[1]	0	3	1	3
Interest of others in operating subsidiaries		$ 176	$ 395	$ 820	$ 515
Basic and diluted (loss) income per limited partner unit:
Basic earnings (loss) per share (in dollars per share)		$ (0.10)	$ 0.38	$ 0	$ 0.31
Diluted earnings (loss) per share (in dollars per share)		$ (0.10)	$ 0.38	$ 0	$ 0.31

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.